Credit facility (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended
	Oct. 28, 2022	Jul. 06, 2022	Jan. 31, 2020	Jul. 06, 2022
Demand revolving operating credit facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 5,000			$ 25,000
Stand-by acquisition term loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				50,000
Proceeds from borrowings		$ 30,000	$ 30,000
Uncommitted portion, stand-by acquisition term loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 20,000